Business Combination - Schedule of Fair Value of Consideration Paid (Details) - USD ($) $ in Thousands		2 Months Ended	10 Months Ended	12 Months Ended
	Mar. 16, 2018	Mar. 14, 2018	Dec. 31, 2018	Dec. 31, 2017
Cash consideration paid
Acquisition of Dealership [Member]
Cash consideration paid			$ 15,300
Amounts due from former owners			24
Note payable issued to former owners			5,820
Total consideration			$ 21,144
Predecessor [Member]
Cash consideration paid	$ 86,178
Common stock issued to former stockholders, option holders, and bonus recipients of Lazy Days' R.V. Center, Inc.	29,400
Total consideration	$ 115,578